Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit before taxes	R$ 2,843,667	R$ 1,474,652	R$ 555,987
Income tax and social contribution nominal rate	(966,847)	(501,382)	(189,036)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	339,237	340,766	532,335
Differences in tax rates on earnings / losses of overseas companies	(12,423)	(89,070)	(150,233)
Granted income tax incentive	48,541	74,416	10,098
Share-based payment transactions	(1,363)	(4,022)	(3,950)
Interest on shareholders' equity	(19,777)	(21,495)	(45,573)
Non-deductible expenses (donations, gifts, etc.)	(14,405)	(52,226)	(28,103)
Tax losses not recorded	(143,999)	(177,824)	(185,089)
Goodwill amortization effect	1,853	1,853	1,853
Tax effects of discounts granted-PERT	218	(4,438)
Tax loss carryforwards from previous years recorded		(3,554)
Other	8,478	8,621	(4,004)
Income tax (expenses) benefits	R$ (760,487)	R$ (428,355)	R$ (61,702)
Effective rate	26.74%	29.05%	11.10%